Loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans at amortized cost [Abstract]
Retail loans		₩ 166,140,123	₩ 155,103,825
Corporate loans	[1]	251,011,516	224,916,377
Public and other loans		5,253,071	4,427,500
Loans between banks		1,946,442	3,049,239
Credit card receivables		28,894,371	28,090,168
Loans at amortized cost, Gross, Total		453,245,523	415,587,109
Discount		(29,923)	(23,063)
Deferred loan origination costs		645,569	505,986	₩ 525,205
Loans at amortized cost before Allowance for credit losses, Total		453,861,169	416,070,032
Less: Allowance for credit loss		(4,565,931)	(4,330,470)
Loans at amortized cost, Net, Total		₩ 449,295,238	₩ 411,739,562

[1]	Includes SOHO loans.